1933 Act
                                                                     Rule 497(j)


                                                                November 5, 2001


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


RE:   PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
      PHOENIX LIFE AND ANNUITY COMPANY
      REGISTRATION NOS. 333-12989 AND 811-7835

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Version B and Version C) that would have been filed under rule 497(b) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form S-6 pursuant to Rule 485(b) on October 29, 2001.

Please call the undersigned at 860.403.5788 if you have any questions concerning this filing.

                                       Very truly yours,


                                       /s/ Richard J. Wirth
                                       ----------------------------------------
                                       Richard J. Wirth, Counsel
                                       Phoenix Life and Annuity Company